Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022	Mar. 09, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 16, 2022	Mar. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Effective tax rate percentage					0.50%	0.80%	0.40%	0.80%
Statutory tax rate percentage							21.00%	21.00%
Change in warrant liability					$ 17,521,000	$ 30,332,000	$ 15,353,000	$ 176,000
Cash			$ 27,216,000	$ 43,476,000	27,216,000	$ 43,476,000	62,516,000	49,879,000
Federal depository insurance coverage							250,000
Allowance for doubtful accounts			5,418,000		5,418,000		6,890,000	7,653,000
Restricted cash			3,600,000		3,600,000		3,950,000	14,400,000
Impairments of goodwill							0	0
Impairments of long lived assets								0
Impairments of definite lived intangible assets							$ 457,000	$ 0
Percentage of rental fees							60.00%	70.00%
Accrued host payments and insurance fees			13,510,000		13,510,000		$ 13,384,000	$ 12,105,000
Auto insurance costs							1,747,000	2,304,000
Claims support costs							17,579,000	24,066,000
Compensation expenses							13,074,000	17,239,000
Technology and product development expenses							17,677,000	17,372,000
Advertising costs							$ 10,888,000	1,602,000
Uncertain Income Tax Position Will Not Be Recognized Percentage of Likelihood Of Being Sustained							50.00%
Unrecognized tax benefits			0		0		$ 0	0
Unrecognized tax benefits income tax penalties and interest accrued			0		0		0	$ 0
Short-term deferred rent and lease incentive obligation liabilities							643,000
Long-term deferred rent and lease incentive obligation liabilities	$ 6,661,000
Operating right-of-use assets	14,341,000		13,407,000		13,407,000
Offsetting deferred rent and lease incentives	7,006,000
Operating lease liabilities	$ 21,347,000		19,929,000		19,929,000
Lease Incentive Obligation Liabilities							$ 6,661,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets							10 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets							1 year
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							10.00%	10.00%
Interprivate II Acquisition Crop [Member]
Summary of Significant Accounting Policies [Line Items]
Cash (in Dollars)			40,119		40,119		$ 120,785
Working capital deficit (in Dollars)			$ 6,164,771		6,164,771
Working capital loan (in Dollars)					$ 1.5
Effective tax rate percentage			1191.30%	0.00%	315.73%	0.00%
Statutory tax rate percentage			21.00%	21.00%	0.09%	21.00%	21.00%
Units (in Dollars per share)										$ 1.5
Generating gross proceeds		$ 258,750,000
Sale of stock price per share (in Dollars per share)		$ 10					$ 10
Generating gross proceeds						$ 6,925,000	$ 6,925,000
Cash used in operating activities							1,126,564
Net loss							2,619,935
Change in warrant liability							598,718
Marketable securities held in trust account							104,868
Unrealized loss on marketable securities held in in Trust Account							33,626
Offering costs							6,835
Changes in operating assets and liabilities							959,060
Cash			$ 40,119		$ 40,119		120,785
Convertible into warrant							$ 1,500,000
Convertible into warrant price per share (in Dollars per share)							$ 1.5
Excise Tax Rate			1.00%		1.00%				1.00%
Public Offering [Member] | Interprivate II Acquisition Crop [Member]
Summary of Significant Accounting Policies [Line Items]
Units (in Shares)		25,875,000
Over-Allotment Option [Member] | Interprivate II Acquisition Crop [Member]
Summary of Significant Accounting Policies [Line Items]
Units (in Shares)		3,375,000
Units (in Dollars per share)		$ 10
Sale of stock (in Shares)							3,375,000
Sale of stock price per share (in Dollars per share)							$ 10
Private Placement Warrants Member | Interprivate II Acquisition Crop [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of stock (in Shares)		4,616,667
Sale of stock price per share (in Dollars per share)		$ 1.5
Generating gross proceeds		$ 6,925,000
Prepaid Expenses and Other Current Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized offering costs as consulting services			$ 2,907,000		$ 2,907,000
US Treasury Securities [Member] | Interprivate II Acquisition Crop [Member]
Summary of Significant Accounting Policies [Line Items]
Marketable securities held in Trust Account							$ 258,821,242
Interest income							$ 104,868